Fees Summary	Jun. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,463,881.99
Previously Paid Amount	0
Total Fee Amount	340.26
Total Offset Amount	0
Net Fee	$ 340.26